Inventories, net - Schedule of inventories, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories Net Abstract
Raw materials and supplies	$ 48,291	$ 42,701
Products in process	6,085	7,412
Finished products and merchandise	45,561	45,036
Inventory in transit	10,116	11,531
Subtotal	110,053	106,680
Less: Provision	(8,228)	(6,917)
Total	$ 101,825	$ 99,763